Note 12 - Segment Information - Segment Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Net sales	[1]	$ 1,578,887	$ 1,458,603	$ 1,509,352
Cost of products sold		1,428,686	1,270,385	1,405,033
Selling and advertising expense	[2]	33,950	34,223	38,475
General and administrative expense		41,509	46,986	42,597
Other segment items	[3]	(12,986)	(10,010)	(4,871)
Interest Expense, Nonoperating		33,245	34,020	14,325
Earnings before income taxes		54,483	82,999	13,793
Income taxes		13,259	19,681	4,562
Net earnings		41,224	63,318	9,231
Depreciation and amortization	[4]	44,776	43,478	40,941
Capital expenditures	[5]	61,548	43,625	71,805
Total assets		1,181,429	1,383,997	1,212,721
Subtotal FIFO Basis [Member]
Net sales	[1]	1,578,887	1,458,603	1,509,352
Cost of products sold		1,394,212	1,248,043	1,273,422
Selling and advertising expense	[2]	33,950	34,223	38,475
General and administrative expense		41,509	46,986	42,597
Other segment items	[3]	(12,986)	(10,010)	(4,871)
Interest Expense, Nonoperating		33,245	34,020	14,325
Earnings before income taxes		88,957	105,341	145,404
Depreciation and amortization	[4]	44,776	43,478	40,941
Capital expenditures	[5]	61,548	43,625	71,805
Total assets		1,540,685	1,708,779	1,515,161
LIFO Impact [Member]
Net sales	[1]	0	0	0
Cost of products sold		34,474	22,342	131,611
Selling and advertising expense	[2]	0	0	0
General and administrative expense		0	0	0
Other segment items	[3]	0	0	0
Interest Expense, Nonoperating		0	0	0
Earnings before income taxes		(34,474)	(22,342)	(131,611)
Depreciation and amortization	[4]	0	0	0
Capital expenditures	[5]	0	0	0
Total assets		(359,256)	(324,782)	(302,440)
Operating Segments [Member] | Vegetable Segment [Member]
Net sales	[1]	1,439,029	1,325,618	1,374,468
Cost of products sold		1,282,833	1,137,351	1,151,397
Selling and advertising expense	[2]	30,842	30,843	34,861
General and administrative expense		27,440	30,331	28,278
Other segment items	[3]	(3,214)	2,634	9,693
Interest Expense, Nonoperating		30,370	31,607	12,684
Earnings before income taxes		70,758	92,852	137,555
Depreciation and amortization	[4]	40,770	39,364	37,359
Capital expenditures	[5]	60,431	42,089	57,593
Total assets		1,433,773	1,604,449	1,415,857
Operating Segments [Member] | Fruit and Snack Segment [Member]
Net sales	[1]	107,373	100,835	104,156
Cost of products sold		87,492	88,993	100,272
Selling and advertising expense	[2]	2,680	3,011	3,227
General and administrative expense		3,243	3,011	2,858
Other segment items	[3]		209	554
Interest Expense, Nonoperating		2,251	2,347	1,180
Earnings before income taxes		11,707	3,264	(3,935)
Depreciation and amortization	[4]	3,388	3,480	3,024
Capital expenditures	[5]	1,117	1,536	13,406
Total assets		104,666	100,627	95,658
Operating Segments [Member] | Corporate Segment and Other Operating Segment [Member]
Net sales	[1]	32,485	32,150	30,728
Cost of products sold		23,887	21,699	21,753
Selling and advertising expense	[2]	428	369	387
General and administrative expense		10,826	13,644	11,461
Other segment items	[3]	(9,772)	(12,853)	(15,118)
Interest Expense, Nonoperating		624	66	461
Earnings before income taxes		6,492	9,225	11,784
Depreciation and amortization	[4]	618	634	558
Capital expenditures	[5]	0	0	806
Total assets		$ 2,246	$ 3,703	$ 3,646

[1]	Information received by the CODM as part of net sales includes trade promotion costs representing amounts paid to retailers for shelf space, to obtain favorable display positions, and to offer temporary price reductions for the sale of the Company's products to consumers.
[2]	Information received by the CODM as part of selling and advertising expenses includes direct selling expenses such as brokerage costs, sales force employee compensation, and costs incurred to execute sales to customers.
[3]	Other segment items include plant restructuring, other operating (income) expense, net and other non-operating income, each of which are not considered to be significant segment expenses. These amounts are combined into one line for purposes of reconciling to the reported measure of earnings (loss) before income taxes.
[4]	Depreciation and amortization are required to be disclosed as both amounts are included in the reported measure of earnings (loss) before income taxes. The amounts are not considered to be significant segment expenses and therefore are shown separately as an additional segment disclosure. Depreciation and amortization are included within the line items for cost of products sold and general and administrative expense.
[5]	Capital expenditures represent fixed asset additions recorded during the respective fiscal year, regardless of payment timing. The total shown for each fiscal year reconciles to amounts reported on the Consolidated Statements of Cash Flows within the sections for net cash used in investing activities and supplemental noncash transaction information.